Property and Equipment (Details 1)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	three to twenty years
Buildings
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	40 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3-5 years
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3-5 years
Software
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3-15 years
Vehicles and machinery
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	2-7 years